Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock. $0.001 Par Value [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated during the Development Stage [Member]
Balance at Apr. 10, 2011	$ 100	$ 6,000	$ (5,900)
Balance, shares at Apr. 10, 2011		6,000,000
Common shares deemed issued in reverse acquisition	(118,288)	79,800	(198,088)
Common shares deemed issued in reverse acquisition, shares		79,800,000
Common shares cancelled in reverse acquisition		(33,000)	33,000
Common shares cancelled in reverse acquisition, shares		(33,000,000)
Common shares issued for cash at $0.25 per share on October 4, 2011	100,000	400	99,600
Common shares issued for cash at $0.25 per share on October 4, 2011, shares		400,000
Common shares issued for notes conversion at $0.25 per share on October 4, 2011	350,000	1,400	348,600
Common shares issued for notes conversion at $0.25 per share on October 4, 2011, shares		1,400,000
Common shares issued for conversion of accrued interest at $0.25 per share on October 4, 2011	18,713	75	18,638
Common shares issued for conversion of accrued interest at $0.25 per share on October 4, 2011, shares		74,850
Common shares cancelled by significant stockholder on October 4, 2011		(3,000)	3,000
Common shares cancelled by significant stockholder on October 4, 2011, shares		(3,000,000)
Common shares issued for future director services on October 4, 2011		3,000	747,000
Common shares issued for future director services on October 4, 2011, shares		3,000,000
Common shares issued for future director services on October 4, 2011	(750,000)		(750,000)
Common shares issued for future director services on October 4, 2011 earned during the period	187,500	187,500
Make good shares released to officer for achieving the first milestone on December 23, 2011	750,000	3,000	747,000
Make good shares released to officer for achieving the first milestone on December 23, 2011, shares		3,000,000
Common shares issued for notes conversion at $0.25 per share on January 18, 2012	150,000	600	149,400
Common shares issued for notes conversion at $0.25 per share on January 18, 2012, shares		600,000
Common shares issued for conversion of accrued interest at $0.25 per share on January 18, 2012	4,356	17	4,339
Common shares issued for conversion of accrued interest at $0.25 per share on January 18, 2012, shares		17,425
Common shares issued for financing services upon agreement at $1.50 per share on January 26, 2012	52,500	35	52,465
Common shares issued for financing services upon agreement at $1.50 per share on January 26, 2012, shares		35,000
Common shares issued for consulting services at $1.39 per share on March 31, 2012	38,225	28	38,197
Common shares issued for consulting services at $1.39 per share on March 31, 2012		27,500
Net loss	(2,323,551)			(2,323,551)
Balance at Mar. 31, 2012	(790,445)	58,355	1,474,751	(2,323,551)
Balance, shares at Mar. 31, 2012	58,354,775	58,354,775
Common shares issued for future director services on October 4, 2011 earned during the period	93,750	93,750
Net loss	(413,937)			(413,937)
Balance at Jun. 30, 2012	$ (1,110,632)	$ 58,355	$ 1,568,501	$ (2,737,448)
Balance, shares at Jun. 30, 2012	58,354,775	58,354,775